Other Non-Current Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets
8.
OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Rental deposits	109,272	79,533	11,202
Others	36,291	17,154	2,416
Other non-current assets	145,563	96,687	13,618

The Group recorded an allowance for credit losses relating to other non-current assets of RMB2.9 million and RMB0.9 million (US$0.1 million) as of December 31, 2022 and 2023, respectively.